Invesco V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
VK-VICOM-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.25%
Aerospace & Defense–1.28%
Arconic, Inc.	408,166	$7,800,052
Textron, Inc.	196,695	9,964,569
		17,764,621
Agricultural Products–1.21%
Archer-Daniels-Midland Co.	258,260	11,138,754
Bunge Ltd.	107,164	5,687,193
		16,825,947
Apparel Retail–0.64%
Gap, Inc. (The)	337,632	8,839,206
Asset Management & Custody Banks–2.64%
Bank of New York Mellon Corp. (The)	341,941	17,244,085
State Street Corp.	293,973	19,346,363
		36,590,448
Automobile Manufacturers–1.97%
General Motors Co.	734,332	27,243,717
Automotive Retail–0.52%
Advance Auto Parts, Inc.	41,947	7,153,222
Biotechnology–1.18%
Gilead Sciences, Inc.	250,864	16,308,669
Broadcasting–0.69%
CBS Corp., Class B	200,188	9,514,936
Building Products–1.80%
Johnson Controls International PLC	674,516	24,916,621
Cable & Satellite–2.08%
Charter Communications, Inc., Class A	41,791	14,497,716
Comcast Corp., Class A	359,107	14,357,098
		28,854,814
Communications Equipment–2.48%
Cisco Systems, Inc.	635,680	34,320,363
Construction Machinery & Heavy Trucks–0.46%
Caterpillar, Inc.	47,363	6,417,213
Consumer Finance–0.88%
Ally Financial, Inc.	442,966	12,177,135
Diversified Banks–13.94%
Bank of America Corp.	2,174,655	59,998,732
Citigroup Inc.	1,068,156	66,460,666
JPMorgan Chase & Co.	465,087	47,080,757
Wells Fargo & Co.	403,993	19,520,942
		193,061,097
Shares		Value
Electrical Components & Equipment–2.03%
Eaton Corp. PLC	224,948	$18,121,811
Emerson Electric Co.	146,113	10,004,357
		28,126,168
Fertilizers & Agricultural Chemicals–0.65%
CF Industries Holdings, Inc.	220,346	9,007,744
Health Care Distributors–1.48%
Cardinal Health, Inc.	221,277	10,654,487
McKesson Corp.	84,380	9,877,523
		20,532,010
Health Care Equipment–1.02%
Medtronic PLC	154,851	14,103,829
Health Care Services–0.77%
CVS Health Corp.	196,877	10,617,577
Hotels, Resorts & Cruise Lines–1.83%
Carnival Corp.	498,850	25,301,672
Household Products–2.79%
Kimberly-Clark Corp.	189,704	23,504,326
Reckitt Benckiser Group PLC (United Kingdom)	182,569	15,213,045
		38,717,371
Industrial Conglomerates–0.38%
General Electric Co.	522,479	5,219,565
Industrial Machinery–0.72%
Ingersoll-Rand PLC	92,394	9,973,932
Integrated Oil & Gas–9.64%
BP PLC, ADR (United Kingdom)	654,684	28,622,785
Chevron Corp.	230,602	28,405,554
Exxon Mobil Corp.	45,988	3,715,830
Occidental Petroleum Corp.	182,598	12,087,988
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	498,219	31,183,527
Suncor Energy, Inc. (Canada)	911,023	29,544,476
		133,560,160
Integrated Telecommunication Services–0.85%
AT&T Inc.	374,096	11,731,651
Internet & Direct Marketing Retail–2.02%
Altaba Inc. (b)	77,280	5,727,994
eBay, Inc.	600,864	22,316,089
		28,044,083
Investment Banking & Brokerage–2.68%
Goldman Sachs Group, Inc. (The)	73,906	14,189,213
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	544,575	$22,981,065
		37,170,278
IT Consulting & Other Services–1.11%
Cognizant Technology Solutions Corp., Class A	211,805	15,345,272
Life & Health Insurance–1.27%
MetLife, Inc.	413,084	17,584,986
Managed Health Care–1.92%
Anthem, Inc.	92,520	26,551,390
Multi-line Insurance–2.24%
American International Group, Inc.	720,235	31,013,319
Oil & Gas Equipment & Services–0.61%
Halliburton Co.	288,004	8,438,517
Oil & Gas Exploration & Production–7.89%
Anadarko Petroleum Corp.	173,025	7,869,177
Canadian Natural Resources Ltd. (Canada)	463,637	12,729,331
Devon Energy Corp.	674,509	21,287,504
Encana Corp. (Canada)	1,216,668	8,808,676
Hess Corp.	351,174	21,151,210
Marathon Oil Corp.	1,502,391	25,104,954
Noble Energy, Inc.	497,732	12,308,912
		109,259,764
Packaged Foods & Meats–0.86%
Danone S.A. (France)	154,447	11,913,093
Paper Packaging–1.49%
International Paper Co.	445,272	20,602,735
Pharmaceuticals–6.48%
Allergan PLC	148,172	21,693,862
Bristol-Myers Squibb Co.	128,703	6,140,420
Merck & Co., Inc.	85,046	7,073,276
Mylan N.V. (b)	425,918	12,070,516
Novartis AG (Switzerland)	142,739	13,729,893
Pfizer Inc.	219,380	9,317,069
Sanofi, ADR (France)	444,813	19,696,320
		89,721,356
Shares		Value
Property & Casualty Insurance–0.96%
Allstate Corp. (The)	141,663	$13,341,821
Regional Banks–3.44%
Citizens Financial Group, Inc.	451,619	14,677,618
Fifth Third Bancorp	710,619	17,921,811
PNC Financial Services Group, Inc. (The)	122,587	15,036,521
		47,635,950
Semiconductors–3.35%
Intel Corp.	491,236	26,379,373
QUALCOMM, Inc.	350,750	20,003,273
		46,382,646
Systems Software–1.58%
Microsoft Corp.	185,975	21,933,891
Technology Hardware, Storage & Peripherals–0.20%
NetApp, Inc.	39,758	2,756,820
Tobacco–2.68%
Altria Group, Inc.	285,916	16,420,156
Philip Morris International, Inc.	233,588	20,646,843
		37,066,999
Wireless Telecommunication Services–0.54%
Vodafone Group PLC (United Kingdom)	4,121,522	7,504,569
Total Common Stocks & Other Equity Interests (Cost $1,177,638,417)		1,319,147,177

Money Market Funds–4.81%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(c)	23,287,227	23,287,227
Invesco Liquid Assets Portfolio- Institutional Class, 2.48%(c)	16,628,465	16,633,453
Invesco Treasury Portfolio-Institutional Class, 2.31%(c)	26,613,974	26,613,974
Total Money Market Funds (Cost $66,534,654)		66,534,654
TOTAL INVESTMENTS IN SECURITIES–100.06% (Cost $1,244,173,071)		1,385,681,831
OTHER ASSETS LESS LIABILITIES–(0.06)%		(780,721)
NET ASSETS–100.00%		$1,384,901,110
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/12/2019	Canadian Imperial Bank of Commerce	EUR	13,605,991	USD	15,414,908	$139,405
04/12/2019	Goldman Sachs International	CAD	14,506,399	USD	10,877,893	19,534
04/12/2019	Goldman Sachs International	GBP	9,826,478	USD	12,915,621	110,590
04/12/2019	Goldman Sachs International	USD	496,837	CAD	664,936	882
04/12/2019	Royal Bank of Canada	CAD	14,506,382	USD	10,878,623	20,277
04/12/2019	Royal Bank of Canada	EUR	14,285,515	USD	16,187,005	148,597
04/12/2019	Royal Bank of Canada	GBP	10,216,443	USD	13,421,522	108,321
04/12/2019	Royal Bank of Canada	USD	573,693	CAD	768,773	1,751
Subtotal—Appreciation						549,357
Currency Risk
04/12/2019	Goldman Sachs International	CAD	914,168	USD	683,916	(359)
04/12/2019	Goldman Sachs International	CHF	3,178,758	USD	3,176,972	(18,383)
04/12/2019	Goldman Sachs International	USD	761,055	GBP	576,024	(10,429)
04/12/2019	Royal Bank of Canada	CHF	3,478,589	USD	3,477,307	(19,447)
Subtotal—Depreciation						(48,618)
Total Forward Foreign Currency Contracts						$500,739
Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco V.I. Comstock Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. Comstock Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,292,021,039	$27,126,138	$—	$1,319,147,177
Money Market Funds	66,534,654	—	—	66,534,654
Total Investments in Securities	1,358,555,693	27,126,138	—	1,385,681,831
Other Investments - Assets*
Forward Foreign Currency Contracts	—	549,357	—	549,357
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(48,618)	—	(48,618)
Total Other Investments	—	500,739	—	500,739
Total Investments	$1,358,555,693	$27,626,877	$—	$1,386,182,570
*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund